UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

GREENWICH STREET SERIES FUND

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

EQUITY INDEX PORTFOLIO

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2005

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 21.0%
Advertising - 0.2%
$125,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	$140,313
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	40,900

		Total Advertising	181,213

Aerospace/Defense - 0.3%
		L-3 Communications Corp., Senior Subordinated Notes:
25,000	BB+	7.625% due 6/15/12	26,375
125,000	BB+	6.375% due 10/15/15 (a)	126,563
150,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	156,750

		Total Aerospace/Defense	309,688

Airlines - 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
19,850	B+	Series 2000-2, Class C, 8.312% due 4/2/11	17,102
100,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	92,894
		United Airlines Inc., Pass-Through Certificates:
23,260	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (b)	14,668
49,094	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (b)	35,859
45,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (b)	27,591

		Total Airlines	188,114

Apparel - 0.1%
75,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	76,875

Auto Manufacturers - 0.7%
300,000	BBB	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08, Ford Motor Co.:	293,149
		Debentures:
50,000	BB+	6.625% due 10/1/28	36,375
25,000	BB+	8.900% due 1/15/32	21,187
250,000	BB+	Notes, 7.450% due 7/16/31	196,250
		General Motors Corp., Debentures:
15,000	BB-	8.250% due 7/15/23	11,738
145,000	BB-	8.375% due 7/15/33	113,825

		Total Auto Manufacturers	672,524

Auto Parts & Equipment - 0.2%
25,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	25,375
25,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	27,500
134,000	BB-	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	146,060

		Total Auto Parts & Equipment	198,935

Banks - 1.2%
550,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	614,897
350,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	457,497

		Total Banks	1,072,394

Beverages - 0.0%
40,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	41,200

Building Materials - 0.1%
		Associated Materials Inc.:
50,000	CCC+	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	25,250
20,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	19,450

		Total Building Materials	44,700

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 1.0%
$50,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20	$56,688
25,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	25,500
25,000	BBB-	FMC Corp., Senior Debentures, 7.750% due 7/1/11	27,375
35,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	37,144
50,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	54,188
75,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	79,687
105,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	117,600
85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	97,431
50,000	B-	OM Group Inc., 9.250% due 12/15/11	51,125
75,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	80,062
200,000	CCC+	Rhodia SA, Senior Notes, 7.625% due 6/1/10	196,000
114,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	123,405

		Total Chemicals	946,205

Commercial Services - 0.9%
50,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	49,875
75,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	79,875
25,000	B-	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	25,688
75,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	80,812
25,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	24,875
200,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	210,500
100,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	112,750
25,000	B+	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	28,187
		Service Corp. International:
55,000	BB	Debentures, 7.875% due 2/1/13	58,575
195,000	BB	Senior Notes, 6.500% due 3/15/08	198,900

		Total Commercial Services	870,037

Computers - 0.0%
25,000	B-	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (a)	26,031

Cosmetics/Personal Care - 0.1%
50,000	CCC+	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	41,375

Diversified Financial Services - 1.3%
		Alamosa Delaware Inc.:
44,000	CCC+	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	48,950
54,000	CCC+	Senior Notes, 11.000% due 7/31/10	61,155
65,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	72,637
20,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	20,300
25,000	BB+	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	24,351
		General Motors Acceptance Corp., Notes:
20,000	BB	7.250% due 3/2/11	18,618
275,000	BB	6.875% due 9/15/11	250,439
150,000	BB	6.750% due 12/1/14	130,689
465,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	504,437
75,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	69,375

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 1.3% (continued)
$50,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	$36,500

		Total Diversified Financial Services	1,237,451

Electric - 1.1%
55,000	B-	AES Corp., Senior Notes, 9.500% due 6/1/09	60,225
45,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	49,958
175,000	B-	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	126,000
200,000	BBB	Duke Energy Corp., Bonds, 6.450% due 10/15/32	216,937
		Edison Mission Energy, Senior Notes:
100,000	B+	10.000% due 8/15/08	111,250
25,000	B+	7.730% due 6/15/09	26,500
25,000	B+	9.875% due 4/15/11	29,750
64,000	B-	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	68,480
90,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	108,900
		Reliant Energy Inc., Senior Secured Notes:
25,000	B+	9.250% due 7/15/10	27,250
125,000	B+	9.500% due 7/15/13	138,750
75,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	76,688

		Total Electric	1,040,688

Electronics - 0.2%
		Muzak LLC/Muzak Finance Corp.:
135,000	CCC-	Senior Notes, 10.000% due 2/15/09	113,400
50,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	25,313

		Total Electronics	138,713

Entertainment - 0.4%
40,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	38,200
175,000	NR	Argosy Gaming Co., Senior Subordinated Notes, 9.000% due 9/1/11	190,762
75,000	B-	Herbst Gaming Inc., 7.000% due 11/15/14	75,281
75,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	77,625
25,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	25,000

		Total Entertainment	406,868

Environmental Control - 0.3%
75,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,063
		Allied Waste North America Inc., Senior Secured Notes, Series B:
115,000	BB-	8.500% due 12/1/08	120,462
50,000	B+	7.375% due 4/15/14	47,250

		Total Environmental Control	250,775

Food - 0.8%
45,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	46,575
85,000	CCC+	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	85,000
355,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	367,262
200,000	BBB-	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	212,155

		Total Food	710,992

Forest Products & Paper - 0.2%
50,000	BB-	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	49,250
75,000	BB	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	75,937
		Buckeye Technologies Inc.:
25,000	B+	Senior Notes, 8.500% due 10/1/13	25,500
23,000	B	Senior Subordinated Notes, 9.250% due 9/15/08	23,115

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Forest Products & Paper - 0.2% (continued)
$25,000	BB+	Domtar Inc., Notes, 7.125% due 8/15/15	$23,047

		Total Forest Products & Paper	196,849

Health Care-Services - 0.9%
25,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	25,188
25,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13	25,438
50,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	53,500
140,000	BB+	HCA Inc., Debentures, 8.360% due 4/15/24	150,903
50,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	52,125
50,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	40,625
50,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15 (a)	51,875
		Tenet Healthcare Corp., Senior Notes:
75,000	B	7.375% due 2/1/13	71,437
25,000	B	9.875% due 7/1/14	26,250
300,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	322,353

		Total Health Care-Services	819,694

Holding Companies-Diversified - 0.4%
300,000	A-	EnCana Holdings Finance Corp., 5.800% due 5/1/14	316,490
40,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	39,300

		Total Holding Companies-Diversified	355,790

Home Builders - 0.1%
70,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	75,950
35,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	37,625

		Total Home Builders	113,575

Home Furnishings - 0.1%
44,000	CCC-	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	41,580
50,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	50,500

		Total Home Furnishings	92,080

Household Durables - 0.0%
50,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	36,250

Insurance - 0.1%
65,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	69,321

Leisure Time - 0.1%
25,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	25,781
75,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	60,000
25,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	25,375

		Total Leisure Time	111,156

Lodging - 0.1%
75,000	B-	Gaylord Entertainment Co., Notes, 6.750% due 11/15/14	72,938

Machinery - 0.0%
22,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	22,935

Machinery-Diversified - 0.0%
30,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	32,250

Media - 2.7%
75,000	B+	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	77,250

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 2.7% (continued)
$50,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	$51,875
188,212	B-	CanWest Media Inc., 8.000% due 9/15/12	200,681
		CCH I Holdings LLC:
175,000	CCC-	Senior Accreting Notes, step bond to yield 16.976% due 5/15/14 (a)	126,000
190,531	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (a)	186,721
245,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	290,289
30,000	BB-	CSC Holdings Inc., Senior Notes\Series B, 7.625% due 4/1/11	29,625
65,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	76,375
100,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	106,250
81,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	88,796
100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	76,000
130,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 12.269% due 2/15/11	133,250
175,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	192,500
175,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	174,562
75,000	CCC+	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	80,719
25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,375
185,000	B+	Rogers Cablesystems Ltd., Senior Subordinated Debentures, 11.000% due 12/1/15	196,794
75,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	79,125
250,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	293,777
33,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	33,660

		Total Media	2,522,624

Metal Fabricate-Hardware - 0.1%
100,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 12.068% due 4/15/14	73,500
30,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	28,575

		Total Metal Fabricate-Hardware	102,075

Mining - 0.2%
75,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	71,250
75,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	87,886

		Total Mining	159,136

Miscellaneous Manufacturing - 0.1%
50,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	42,500
50,000	B	Koppers Inc., 9.875% due 10/15/13	55,500

		Total Miscellaneous Manufacturing	98,000

Office Furnishings - 0.1%
98,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	107,310

Oil & Gas - 0.9%
		Chesapeake Energy Corp., Senior Notes:
100,000	BB	6.625% due 1/15/16	101,750
50,000	BB	6.250% due 1/15/18	49,250
88,000	B+	Cimarex Energy Co., 9.600% due 3/15/12	95,920

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil & Gas - 0.9% (continued)
$75,000	B	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	$74,062
105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	113,925
275,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	267,677
		Vintage Petroleum Inc.:
50,000	BB-	Senior Notes, 8.250% due 5/1/12	53,750
25,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	26,250

		Total Oil & Gas	782,584

Oil & Gas Services - 0.0%
35,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	37,100

Packaging & Containers - 1.1%
65,000	NR	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (b)	41,925
200,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	216,000
75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	70,875
150,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	151,500
155,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	163,525
125,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	136,875
		Pliant Corp.:
50,000	CCC-	Senior Secured Second Lien Notes, 11.125% due 9/1/09	43,250
10,000	CCC-	Senior Subordinated Notes, 13.000% due 6/1/10	4,800
75,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	49,125
100,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	89,500
60,000	C	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	33,600

		Total Packaging & Containers	1,000,975

Pharmaceuticals - 0.1%
75,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	74,250

Pipelines - 1.1%
		Dynegy Holdings Inc.:
		Debentures:
125,000	CCC+	7.125% due 5/15/18	116,250
30,000	CCC+	7.625% due 10/15/26	27,900
125,000	B-	Second Priority Senior Secured Notes, 10.099% due 7/15/08 (a)(c)	132,813
		El Paso Corp., Medium-Term Notes:
50,000	B-	7.375% due 12/15/12	50,500
350,000	B-	7.800% due 8/1/31	352,625
		Williams Cos. Inc.:
150,000	B+	Notes, 7.125% due 9/1/11	157,875
125,000	B+	Senior Notes, 7.625% due 7/15/19	135,937

		Total Pipelines	973,900

REITS - 0.9%
275,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	291,855
130,000	B+	Host Marriott LP, Senior Notes\Series I, 9.500% due 1/15/07	136,663
300,000	BBB-	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	293,421
75,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	79,875

		Total REITS	801,814

Resorts/Casinos - 0.5%
75,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	82,219
50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	48,500
		MGM MIRAGE Inc.:

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Resorts/Casinos - 0.5% (continued)
$125,000	BB	Senior Notes, 6.750% due 9/1/12	$127,656
30,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	31,350
80,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	86,400
50,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	51,250
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	52,250

		Total Resorts/Casinos	479,625

Retail - 0.1%
25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	25,500
75,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	75,000
25,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	25,000

		Total Retail	125,500

Savings & Loans - 0.1%
100,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	105,000

Semiconductors - 0.2%
		Amkor Technology Inc.:
125,000	B-	Senior Notes, 7.125% due 3/15/11	108,438
60,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	51,300

		Total Semiconductors	159,738

Telecommunications - 1.6%
50,600	CCC	AirGate PCS Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	53,383
50,000	NR	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.233% due 2/1/10 (b)(d)(e)	0
25,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(c)	25,563
75,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.207% due 2/1/15 (a)	49,875
10,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	11,175
225,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	304,621
125,000	A-	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	133,932
44,000	BB-	Nextel Partners Inc., Senior Notes, 12.500% due 11/15/09	47,190
75,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	70,125
50,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	49,250
16,000	B+	PanAmSat Corp., 9.000% due 8/15/14	16,960
		Qwest Services Corp., Senior Secured Notes:
160,000	B	13.500% due 12/15/10	184,000
98,000	B	14.000% due 12/15/14	119,315
75,000	B-	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	81,937
250,000	A-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	294,585
50,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	55,750

		Total Telecommunications	1,497,661

Textiles - 0.1%
125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14 (a)	66,875

		TOTAL CORPORATE BONDS & NOTES (Cost - $19,124,493)	19,471,783

ASSET-BACKED SECURITIES - 2.0%
Credit Card - 0.6%
95,672	B	First Consumers Master Trust, Series 2001-A, Class A, 4.080% due 9/15/08 (c)	95,128

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Credit Card - 0.6% (continued)
$423,000	BBB	Metris Master Trust, Series 2001-2, Class B, 4.880% due 11/20/09 (c)	$424,147

		Total Credit Card	519,275

Home Equity - 1.4%
200,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 5.030% due 11/25/34 (c)	204,015
39,486	BBB+	Argent NIM Trust, Series 2004-WN08, Class A, 4.700% due 7/25/34 (a)	39,436
		Bear Stearns Asset-Backed Securities NIM:
47,453	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	47,193
67,077	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	66,770
16,218	BBB	Bear Stearns Asset-Backed Securities NIM Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (a)	16,223
		Countrywide Asset-Backed Certificates:
270,000	AA	Series 2004-05, Class M4, 5.080% due 6/25/34 (c)	274,327
65,218	BBB	Series 2004-05N, Class N1, 5.500% due 10/25/35 (a)	64,996
		Novastar Home Equity Loan:
90,000	A	Series 2003-04, Class M2, 5.450% due 2/25/34 (c)	91,805
200,000	A+	Series 2004-01, Class M4, 4.805% due 6/25/34 (c)	200,892
		Sail NIM Notes:
11,389	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (a)	11,560
50,886	BBB+	Series 2004-004A, Class A, 5.000% due 4/27/34 (a)	50,864
		Series 2004-11A:
71,665	BBB	Class A2, 4.750% due 1/27/35 (a)	71,349
64,786	BB+	Class B, 7.500% due 1/27/35 (a)	63,432
115,894	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (a)	115,764

		Total Home Equity	1,318,626

		TOTAL ASSET-BACKED SECURITIES (Cost - $1,779,840)	1,837,901

FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 44.9%
FHLMC - 21.2%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
144,907		7.000% due 2/1/15-5/1/16	151,359
198,863		6.500% due 9/1/31	204,898
15,100,000		5.000% due 10/13/35 (f)	14,779,126
2,000,000		5.500% due 10/13/35 (f)	2,000,624
2,500,000		6.000% due 10/13/35 (f)	2,543,750

		TOTAL FHLMC	19,679,757

FNMA - 23.1%
		Federal National Mortgage Association (FNMA):
829,685		6.500% due 3/1/16-3/1/32	856,554
1,441,455		6.000% due 8/1/16-4/1/32	1,469,364
173,687		5.500% due 12/1/16	176,403
3,000,000		4.000% due 10/18/20 (f)	2,886,564
63,336		7.500% due 2/1/30-7/1/31	67,053
683,959		7.000% due 5/1/30-4/1/32	716,166
2,600,000		4.500% due 10/13/35 (f)	2,478,939
1,500,000		5.000% due 10/13/35 (f)	1,468,593
9,250,000		5.500% due 10/13/35 (f)	9,247,114
2,000,000		6.000% due 10/13/35 (f)	2,033,750

		TOTAL FNMA	21,400,500

GNMA - 0.6%
		Government National Mortgage Association (GNMA):

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT		SECURITY	VALUE
GNMA - 0.6% (continued)
$94,294		7.000% due 6/15/28-2/15/31	$99,280
408,527		6.500% due 9/15/28-2/15/31	425,882

		TOTAL GNMA	525,162

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $41,941,114)	41,605,419

	RATING‡
COLLATERALIZED MORTGAGE OBLIGATION - 0.5%
395,124	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a) (Cost - $409,681)	403,053

U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Obligations - 14.3%
		U.S. Treasury Notes:
1,000,000		3.625% due 1/15/10	977,227
700,000		4.000% due 3/15/10	693,985
4,300,000		4.000% due 4/15/10	4,262,207
2,100,000		3.875% due 5/15/10	2,070,224
2,100,000		5.000% due 2/15/11	2,178,013
2,500,000		3.875% due 2/15/13	2,436,428
630,000		4.250% due 11/15/14	625,694

		TOTAL U.S. TREASURY OBLIGATIONS (Cost - $13,539,627)	13,243,778

SHARES
COMMON STOCKS - 0.3%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
3,630		Aurora Foods Inc. (d)(e)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
369		Outsourcing Solutions Inc. (e)*	1,567

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
95		Northrop Grumman Corp.	5,163

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
578		Motorola Inc.	12,768

Semiconductors & Semiconductor Equipment - 0.0%
63		Freescale Semiconductor Inc., Class B Shares *	1,485

		TOTAL INFORMATION TECHNOLOGY	14,253

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
66		McLeodUSA Inc., Class A Shares *	2
6,485		Telewest Global Inc. *	148,831

		Total Diversified Telecommunication Services	148,833

Wireless Telecommunication Services - 0.1%
6,004		Alamosa Holdings Inc. *	102,728

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES			SECURITY	VALUE
Wireless Telecommunication Services - 0.1% (continued)
1,308			Crown Castle International Corp.*	$32,216

			Total Wireless Telecommunication Services	134,944

			TOTAL TELECOMMUNICATION SERVICES	283,777

			TOTAL COMMON STOCKS (Cost - $402,637)	304,760

CONVERTIBLE PREFERRED STOCKS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
125			Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13	159,453
700			Crown Castle International Corp., 6.250% due 8/15/12	36,400

			TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $56,298)	195,853

WARRANT
WARRANTS - 0.0%
50			American Tower Corp., Class A Shares, Expires 8/1/08(a)*	17,609
60			Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(e)*	0
50			GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(e)*	0
40			Horizon PCS Inc., Expires 10/1/10(a)(d)(e)*	0
50			IWO Holdings Inc., Expires 1/15/11(a)(d)(e)*	0
60			Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(e)*	0
10			Pliant Corp., Expires 6/1/10(a)(d)(e)*	0
150			RSL Communications Ltd., Class A Shares, Expires 11/15/06(d)(e)*	0

			TOTAL WARRANTS (Cost - $24,883)	17,609

FACE AMOUNT		RATING‡
SOVEREIGN BONDS - 10.1%
Argentina - 0.3%
			Republic of Argentina:
$21,875		B-	4.005% due 8/3/12 (c)(g)	19,946
104,630	USD	B-	5.830% due 12/31/33 (g)	44,462
230,253		B-	Discount Bonds, 8.280% due 12/31/33 (g)	237,852

			Total Argentina	302,260

Brazil - 2.3%
			Federative Republic of Brazil:
50,000		BB-	8.875% due 10/14/19	54,450
200,000		BB-	10.125% due 5/15/27	240,250
210,000		BB-	12.250% due 3/6/30	289,327
25,000		BB-	11.000% due 8/17/40	30,663
585,000		BB-	Collective Action Security, 8.000% due 1/15/18	620,392
868,835		BB-	DCB, Series L, 4.313% due 4/15/12 (c)	856,617

			Total Brazil	2,091,699

Bulgaria - 0.1%
50,000		BBB	Republic of Bulgaria, 8.250% due 1/15/15	61,625

Colombia - 0.4%
			Republic of Colombia:
90,000		BB	10.000% due 1/23/12	108,788
125,000		BB	8.125% due 5/21/24	134,531
100,000		BB	10.375% due 1/28/33	130,750

			Total Colombia	374,069

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT		RATING‡	SECURITY	VALUE
Ecuador - 0.2%
$140,000		CCC+	Republic of Ecuador, 12.000% due 11/15/12 (a)	$142,380

Italy - 0.4%
350,000		AA-	Region of Lombardy, 5.804% due 10/25/32	380,827

Mexico - 2.0%
			United Mexican States:
			Bonds:
125,000		BBB	8.300% due 8/15/31	156,250
800,000	USD	A	Series M-20, 10.000% due 12/5/24	82,364
837,500	USD	A	Series MI10, 9.500% due 12/18/14	82,165
			Series A, Notes:
225,000		BBB	6.375% due 1/16/13	240,019
475,000		BBB	5.875% due 1/15/14	492,100
525,000		BBB	6.625% due 3/3/15	571,331
50,000		BBB	8.000% due 9/24/22	60,750
125,000		BBB	7.500% due 4/8/33	145,000

			Total Mexico	1,829,979

Panama - 0.3%
			Republic of Panama:
80,000		BB	9.625% due 2/8/11	95,600
125,000		BB	9.375% due 1/16/23	158,437
50,000		BB	8.875% due 9/30/27	61,125

			Total Panama	315,162

Peru - 0.4%
			Republic of Peru:
225,000		BB	9.125% due 2/21/12	270,563
123,000		BB	PDI, 5.000% due 3/7/17	121,001

			Total Peru	391,564

Philippines - 0.6%
			Republic of the Philippines:
200,000		BB-	8.375% due 3/12/09	212,245
50,000		BB-	8.875% due 3/17/15	53,563
125,000		BB-	9.875% due 1/15/19	139,844
150,000		BB-	10.625% due 3/16/25	175,402

			Total Philippines	581,054

Russia - 1.9%
			Russian Federation:
250,000		BBB-	11.000% due 7/24/18	381,875
1,160,000		BBB-	step bond to yield 5.000% due 3/31/30	1,333,594

			Total Russia	1,715,469

South Africa - 0.1%
50,000		BBB+	Republic of South Africa, 6.500% due 6/2/14	54,937

Turkey - 0.5%
			Republic of Turkey:
125,000		BB-	9.000% due 6/30/11	144,219
145,000		BB-	11.500% due 1/23/12	185,962
80,000		BB-	11.000% due 1/14/13	102,500
50,000		BB-	11.875% due 1/15/30	73,500

			Total Turkey	506,181

See Notes to Schedule of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ukraine - 0.1%
$100,000	BB-	Republic of Ukraine, 7.650% due 6/11/13	$110,375

Venezuela - 0.5%
		Bolivarian Republic of Venezuela:
100,000	B+	8.500% due 10/8/14	111,500
300,000	B+	Collective Action Security, 10.750% due 9/19/13	375,150

		Total Venezuela	486,650

		TOTAL SOVEREIGN BONDS (Cost - $8,275,097)	9,344,231

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $85,553,670)	86,424,387

SHORT-TERM INVESTMENT - 46.4%
Repurchase Agreement - 46.4%
42,932,000		Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05; Proceeds at maturity- $42,945,595; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 10/27/23; Market value - $43,790,736) (h) (Cost - $42,932,000)	42,932,000

		TOTAL INVESTMENTS - 139.7% (Cost - $128,485,670#)	129,356,387
		Liabilities in Excess of Other Assets - (39.7)%	(36,736,149)

		TOTAL NET ASSETS - 100.0%	$92,620,238

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

(b)	Security is currently in default.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Illiquid security.

(e)	Security is fair valued in accordance with the policies adopted by the Board of Trustees (see Note 1).

(f)	This security is traded on a “to-be-announced” basis.

(g)	All Argentine bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina. On June 6, 2005, bonds were exchanged for Republic of Argentina, Discount Bonds, 5.830% due 12/31/33 denominated in Argentine peso.

(h)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
NIM	— Net Interest Margin
PDI	— Past Due Interest
REITS	— Real Estate Investment Trusts
USD	— US Dollar

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
9,651	Cooper Tire & Rubber Co.	$147,371
23,324	Dana Corp.	219,479
87,581	Delphi Corp.	241,724
26,860	Goodyear Tire & Rubber Co. *	418,747
29,013	Johnson Controls Inc.	1,800,257
19,798	Visteon Corp.	193,624

	Total Auto Components	3,021,202

Automobiles - 0.4%
279,909	Ford Motor Co.	2,759,903
85,470	General Motors Corp.	2,616,237
41,471	Harley-Davidson Inc.	2,008,855

	Total Automobiles	7,384,995

Distributors - 0.1%
26,413	Genuine Parts Co.	1,133,118

Diversified Consumer Services - 0.1%
22,140	Apollo Group Inc., Class A Shares *	1,469,874
49,207	H&R Block Inc.	1,179,984

	Total Diversified Consumer Services	2,649,858

Hotels, Restaurants & Leisure - 1.4%
65,164	Carnival Corp.	3,256,897
20,196	Darden Restaurants Inc.	613,353
27,800	Harrah’s Entertainment Inc.	1,812,282
49,520	Hilton Hotels Corp.	1,105,286
51,215	International Game Technology	1,382,805
25,894	Marriott International Inc., Class A Shares	1,631,322
188,818	McDonald’s Corp.	6,323,515
58,047	Starbucks Corp. *	2,908,155
32,932	Starwood Hotels & Resorts Worldwide Inc.	1,882,722
17,478	Wendy’s International Inc.	789,132
43,213	Yum! Brands Inc.	2,091,941

	Total Hotels, Restaurants & Leisure	23,797,410

Household Durables - 0.7%
12,232	Black & Decker Corp.	1,004,125
19,348	Centex Corp.	1,249,494
41,255	D.R. Horton Inc.	1,494,256
21,952	Fortune Brands Inc.	1,785,356
11,658	KB HOME	853,366
28,640	Leggett & Platt Inc.	578,528
11,965	Maytag Corp.	218,481
41,575	Newell Rubbermaid Inc.	941,674
32,506	Pulte Homes Inc.	1,395,158
8,543	Snap-on Inc.	308,573
10,833	Stanley Works	505,684
10,063	Whirlpool Corp.	762,473

	Total Household Durables	11,097,168

Internet & Catalog Retail - 0.4%
167,781	eBay Inc. *	6,912,577

Leisure Equipment & Products - 0.2%
14,554	Brunswick Corp.	549,122
43,293	Eastman Kodak Co.	1,053,319
26,888	Hasbro Inc.	528,349
60,540	Mattel Inc.	1,009,807

	Total Leisure Equipment & Products	3,140,597

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Media - 3.5%
81,770	Clear Channel Communications Inc.	$2,689,415
331,787	Comcast Corp., Class A Shares *	9,747,902
9,071	Dow Jones & Co. Inc.	346,421
36,834	Gannett Co. Inc.	2,535,284
63,876	Interpublic Group of Cos. Inc. *	743,517
10,574	Knight-Ridder Inc.	620,482
56,528	McGraw-Hill Cos. Inc.	2,715,605
6,331	Meredith Corp.	315,854
22,038	New York Times Co., Class A Shares	655,631
370,335	News Corp., Class A Shares	5,773,523
27,434	Omnicom Group Inc.	2,294,305
708,760	Time Warner Inc.	12,835,644
40,209	Tribune Co.	1,362,683
34,934	Univision Communications Inc., Class A Shares *	926,799
239,274	Viacom Inc., Class B Shares	7,898,435
303,609	Walt Disney Co.	7,326,085

	Total Media	58,787,585

Multiline Retail - 1.1%
16,963	Big Lots Inc. *	186,424
9,491	Dillard’s Inc., Class A Shares	198,172
48,250	Dollar General Corp.	884,905
25,182	Family Dollar Stores Inc.	500,366
40,114	Federated Department Stores Inc.	2,682,452
37,884	J.C. Penney Co. Inc.	1,796,459
52,038	Kohl’s Corp. *	2,611,267
33,225	Nordstrom Inc.	1,140,282
15,384	Sears Holdings Corp. *	1,914,077
133,630	Target Corp.	6,939,406

	Total Multiline Retail	18,853,810

Specialty Retail - 2.2%
26,860	AutoNation Inc. *	536,394
8,409	AutoZone Inc. *	700,049
44,521	Bed Bath & Beyond Inc. *	1,788,854
61,115	Best Buy Co. Inc.	2,660,336
24,892	Circuit City Stores Inc.	427,147
87,611	Gap Inc.	1,527,060
323,237	Home Depot Inc.	12,328,259
52,864	Limited Brands Inc.	1,080,012
117,739	Lowe’s Cos. Inc.	7,582,392
47,832	Office Depot Inc. *	1,420,610
10,839	OfficeMax Inc.	343,271
20,316	RadioShack Corp.	503,837
17,205	Sherwin-Williams Co.	758,224
110,892	Staples Inc.	2,364,217
21,463	Tiffany & Co.	853,583
70,266	TJX Cos. Inc.	1,439,048

	Total Specialty Retail	36,313,293

Textiles, Apparel & Luxury Goods - 0.4%
57,312	Coach Inc. *	1,797,304
17,611	Jones Apparel Group Inc.	501,913
16,034	Liz Claiborne Inc.	630,457
28,751	NIKE Inc., Class B Shares	2,348,382
7,931	Reebok International Ltd.	448,657
13,562	V.F. Corp.	786,189

	Total Textiles, Apparel & Luxury Goods	6,512,902

	TOTAL CONSUMER DISCRETIONARY	179,604,515

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
117,454	Anheuser-Busch Cos. Inc.	$5,055,220
12,520	Brown-Forman Corp., Class B Shares	745,441
313,616	Coca-Cola Co.	13,545,075
45,244	Coca-Cola Enterprises Inc.	882,258
29,308	Constellation Brands Inc., Class A Shares *	762,008
8,681	Molson Coors Brewing Co., Class B Shares	555,671
21,014	Pepsi Bottling Group Inc.	599,950
252,312	PepsiCo Inc.	14,308,613

	Total Beverages	36,454,236

Food & Staples Retailing - 2.3%
55,918	Albertson’s Inc.	1,434,297
72,299	Costco Wholesale Corp.	3,115,364
122,864	CVS Corp.	3,564,285
109,485	Kroger Co. *	2,254,296
67,771	Safeway Inc.	1,734,937
20,335	SUPERVALU INC.	632,825
95,502	Sysco Corp.	2,995,898
377,068	Wal-Mart Stores Inc.	16,523,120
154,494	Walgreen Co.	6,712,764

	Total Food & Staples Retailing	38,967,786

Food Products - 1.1%
98,496	Archer-Daniels-Midland Co.	2,428,911
28,013	Campbell Soup Co.	833,387
77,989	ConAgra Foods Inc.	1,930,228
55,142	General Mills Inc.	2,657,844
51,447	H.J. Heinz Co.	1,879,873
27,699	Hershey Co.	1,559,731
38,732	Kellogg Co.	1,786,707
20,204	McCormick & Co. Inc., Non Voting Shares	659,257
118,791	Sara Lee Corp.	2,251,089
37,677	Tyson Foods Inc., Class A Shares	680,070
27,234	Wm. Wrigley Jr. Co.	1,957,580

	Total Food Products	18,624,677

Household Products - 1.9%
22,808	Clorox Co.	1,266,756
78,505	Colgate-Palmolive Co.	4,144,279
71,851	Kimberly-Clark Corp.	4,277,290
371,733	Procter & Gamble Co.	22,103,244

	Total Household Products	31,791,569

Personal Products - 0.6%
11,337	Alberto-Culver Co.	507,331
70,987	Avon Products Inc.	1,916,649
135,762	Gillette Co.	7,901,348

	Total Personal Products	10,325,328

Tobacco - 1.5%
313,417	Altria Group Inc.	23,101,967
12,991	Reynolds American Inc.	1,078,513
24,780	UST Inc.	1,037,291

	Total Tobacco	25,217,771

	TOTAL CONSUMER STAPLES	161,381,367

ENERGY - 10.2%
Energy Equipment & Services - 1.6%
51,343	Baker Hughes Inc.	3,064,150
48,704	BJ Services Co.	1,752,857

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.6% (continued)
76,723	Halliburton Co.	$5,257,060
23,709	Nabors Industries Ltd. *	1,703,018
26,299	National-Oilwell Varco Inc. *	1,730,474
20,588	Noble Corp.	1,409,455
16,611	Rowan Cos. Inc.	589,524
88,950	Schlumberger Ltd.	7,505,601
49,726	Transocean Inc. *	3,048,701
20,991	Weatherford International Ltd. *	1,441,242

	Total Energy Equipment & Services	27,502,082

Oil, Gas & Consumable Fuels - 8.6%
12,111	Amerada Hess Corp.	1,665,262
35,635	Anadarko Petroleum Corp.	3,412,051
49,584	Apache Corp.	3,729,708
57,653	Burlington Resources Inc.	4,688,342
340,080	Chevron Corp.	22,013,378
210,146	ConocoPhillips	14,691,307
68,532	Devon Energy Corp.	4,704,036
100,093	El Paso Corp.	1,391,293
36,238	EOG Resources Inc.	2,714,226
952,398	Exxon Mobil Corp.	60,515,369
17,452	Kerr-McGee Corp.	1,694,764
14,396	Kinder Morgan Inc.	1,384,319
55,220	Marathon Oil Corp.	3,806,315
24,949	Murphy Oil Corp.	1,244,207
60,412	Occidental Petroleum Corp.	5,160,997
20,709	Sunoco Inc.	1,619,444
46,113	Valero Energy Corp.	5,213,536
86,232	Williams Cos. Inc.	2,160,112
54,487	XTO Energy Inc.	2,469,351

	Total Oil, Gas & Consumable Fuels	144,278,017

	TOTAL ENERGY	171,780,099

FINANCIALS - 20.0%
Capital Markets - 3.0%
117,635	Bank of New York Co. Inc.	3,459,645
17,051	Bear Stearns Cos. Inc.	1,871,347
157,549	Charles Schwab Corp.	2,273,432
55,835	E*TRADE Financial Corp. *	982,696
13,010	Federated Investors Inc., Class B Shares	432,322
22,331	Franklin Resources Inc.	1,874,911
70,259	Goldman Sachs Group Inc.	8,542,089
33,456	Janus Capital Group Inc.	483,439
41,112	Lehman Brothers Holdings Inc.	4,788,726
63,060	Mellon Financial Corp.	2,016,028
139,920	Merrill Lynch & Co. Inc.	8,584,092
164,175	Morgan Stanley	8,855,600
28,161	Northern Trust Corp.	1,423,539
50,068	State Street Corp.	2,449,327
19,630	T. Rowe Price Group Inc.	1,281,839

	Total Capital Markets	49,319,032

Commercial Banks - 5.4%
52,659	AmSouth Bancorp.	1,330,166
606,927	Bank of America Corp.	25,551,627
82,826	BB&T Corp.	3,234,355
25,221	Comerica Inc.	1,485,517
18,822	Compass Bancshares Inc.	862,612
83,791	Fifth Third Bancorp.	3,077,643
19,102	First Horizon National Corp.	694,358
34,962	Huntington Bancshares Inc.	785,596
61,784	KeyCorp	1,992,534
12,166	M&T Bank Corp.	1,286,068

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Commercial Banks - 5.4% (continued)
31,352	Marshall & Ilsley Corp.	$1,364,125
85,756	National City Corp.	2,867,681
72,106	North Fork Bancorporation Inc.	1,838,703
43,925	PNC Financial Services Group Inc.	2,548,528
69,582	Regions Financial Corp.	2,165,392
54,779	SunTrust Banks Inc.	3,804,402
47,243	Synovus Financial Corp.	1,309,576
275,942	U.S. Bancorp	7,748,451
238,332	Wachovia Corp.	11,342,220
255,001	Wells Fargo & Co.	14,935,409
13,623	Zions Bancorporation	970,094

	Total Commercial Banks	91,195,057

Consumer Finance - 1.3%
165,702	American Express Co.	9,517,923
43,517	Capital One Financial Corp.	3,460,472
190,104	MBNA Corp.	4,684,163
43,264	Providian Financial Corp. *	764,907
63,217	SLM Corp.	3,390,960

	Total Consumer Finance	21,818,425

Diversified Financial Services - 3.5%
30,308	CIT Group Inc.	1,369,316
780,828	Citigroup Inc. (a)	35,543,291
530,767	JPMorgan Chase & Co.	18,008,924
38,329	Moody’s Corp.	1,957,845
42,168	Principal Financial Group Inc.	1,997,498

	Total Diversified Financial Services	58,876,874

Insurance - 4.5%
43,472	ACE Ltd.	2,046,227
75,810	AFLAC Inc.	3,434,193
99,287	Allstate Corp. (b)	5,489,578
16,179	Ambac Financial Group Inc.	1,165,859
391,941	American International Group Inc.	24,284,664
48,106	Aon Corp.	1,543,240
29,896	Chubb Corp.	2,677,187
26,518	Cincinnati Financial Corp.	1,110,839
45,272	Hartford Financial Services Group Inc.	3,493,640
20,377	Jefferson-Pilot Corp.	1,042,691
25,923	Lincoln National Corp.	1,348,514
20,395	Loews Corp.	1,884,702
80,991	Marsh & McLennan Cos. Inc.	2,461,317
20,287	MBIA Inc.	1,229,798
114,401	MetLife Inc.	5,700,602
29,788	Progressive Corp.	3,120,889
77,507	Prudential Financial Inc.	5,236,373
18,835	SAFECO Corp.	1,005,412
101,989	St. Paul Travelers Cos. Inc.	4,576,246
15,732	Torchmark Corp.	831,122
44,760	UnumProvident Corp.	917,580
21,232	XL Capital Ltd., Class A Shares	1,444,413

	Total Insurance	76,045,086

Real Estate - 0.8%
14,299	Apartment Investment and Management Co., Class A Shares	554,515
32,028	Archstone-Smith Trust	1,276,956
61,901	Equity Office Properties Trust	2,024,782
43,532	Equity Residential	1,647,686
27,749	Plum Creek Timber Co. Inc.	1,051,965
37,379	ProLogis	1,656,263
12,476	Public Storage Inc.	835,892
27,764	Simon Property Group Inc.	2,057,868

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Real Estate - 0.8% (continued)
17,724	Vornado Realty Trust	$1,535,253

	Total Real Estate	12,641,180

Thrifts & Mortgage Finance - 1.5%
89,569	Countrywide Financial Corp.	2,953,986
146,264	Fannie Mae	6,555,552
104,447	Freddie Mac	5,897,078
38,619	Golden West Financial Corp.	2,293,582
13,974	MGIC Investment Corp.	897,131
54,266	Sovereign Bancorp Inc.	1,196,023
132,974	Washington Mutual Inc.	5,215,240

	Total Thrifts & Mortgage Finance	25,008,592

	TOTAL FINANCIALS	334,904,246

HEALTH CARE - 13.3%
Biotechnology - 1.5%
186,299	Amgen Inc. *	14,842,441
29,234	Applera Corp. - Applied Biosystems Group	679,398
51,276	Biogen Idec Inc. *	2,024,377
16,482	Chiron Corp. *	718,945
38,788	Genzyme Corp. *	2,778,772
68,706	Gilead Sciences Inc. *	3,350,105
37,416	MedImmune Inc. *	1,259,048

	Total Biotechnology	25,653,086

Health Care Equipment & Supplies - 2.2%
8,072	Bausch & Lomb Inc.	651,249
93,885	Baxter International Inc.	3,743,195
37,825	Becton, Dickinson, & Co.	1,983,165
37,860	Biomet Inc.	1,314,120
89,183	Boston Scientific Corp. *	2,084,207
15,834	C.R. Bard Inc.	1,045,519
18,302	Fisher Scientific International Inc. *	1,135,639
49,800	Guidant Corp.	3,430,722
24,264	Hospira Inc. *	994,096
182,878	Medtronic Inc.	9,805,918
7,914	Millipore Corp. *	497,711
19,824	PerkinElmer Inc.	403,815
55,199	St. Jude Medical Inc. *	2,583,313
43,732	Stryker Corp.	2,161,673
24,379	Thermo Electron Corp. *	753,311
17,471	Waters Corp. *	726,794
37,292	Zimmer Holdings Inc. *	2,569,046

	Total Health Care Equipment & Supplies	35,883,493

Health Care Providers & Services - 3.0%
43,731	Aetna Inc.	3,766,988
15,595	AmerisourceBergen Corp.	1,205,493
64,378	Cardinal Health Inc.	4,084,140
67,926	Caremark Rx Inc. *	3,391,545
19,413	CIGNA Corp.	2,288,016
16,143	Coventry Health Care Inc. *	1,388,621
22,329	Express Scripts Inc. *	1,388,864
68,124	HCA Inc.	3,264,502
37,629	Health Management Associates Inc., Class A Shares	883,153
24,668	Humana Inc. *	1,181,104
34,273	IMS Health Inc.	862,651
20,356	Laboratory Corp. of America Holdings *	991,541
12,139	Manor Care Inc.	466,259
46,733	McKesson Corp.	2,217,481
45,838	Medco Health Solutions Inc. *	2,513,298
25,168	Quest Diagnostics Inc.	1,271,991
71,444	Tenet Healthcare Corp. *	802,316

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Health Care Providers & Services - 3.0% (continued)
190,823	UnitedHealth Group Inc.	$10,724,253
92,778	WellPoint Inc. *	7,034,428

	Total Health Care Providers & Services	49,726,644

Pharmaceuticals - 6.6%
234,790	Abbott Laboratories	9,955,096
19,707	Allergan Inc.	1,805,555
295,469	Bristol-Myers Squibb Co.	7,108,984
171,143	Eli Lilly & Co.	9,159,573
51,341	Forest Laboratories Inc. *	2,000,759
449,264	Johnson & Johnson	28,429,426
36,989	King Pharmaceuticals Inc. *	568,891
331,920	Merck & Co. Inc.	9,031,543
33,437	Mylan Laboratories Inc.	643,997
1,112,975	Pfizer Inc.	27,790,986
222,759	Schering-Plough Corp.	4,689,077
15,931	Watson Pharmaceuticals Inc. *	583,234
202,554	Wyeth	9,372,173

	Total Pharmaceuticals	111,139,294

	TOTAL HEALTH CARE	222,402,517

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
124,069	Boeing Co.	8,430,489
30,382	General Dynamics Corp.	3,632,168
18,508	Goodrich Corp.	820,645
129,288	Honeywell International Inc.	4,848,300
17,918	L-3 Communications Holdings Inc.	1,416,776
55,053	Lockheed Martin Corp.	3,360,435
54,052	Northrop Grumman Corp.	2,937,726
68,122	Raytheon Co.	2,589,998
26,621	Rockwell Collins Inc.	1,286,327
154,889	United Technologies Corp.	8,029,446

	Total Aerospace & Defense	37,352,310

Air Freight & Logistics - 1.0%
45,699	FedEx Corp.	3,981,754
9,933	Ryder System Inc.	339,907
167,366	United Parcel Service Inc., Class B Shares	11,570,012

	Total Air Freight & Logistics	15,891,673

Airlines - 0.1%
18,024	Delta Air Lines Inc. *	13,518
104,751	Southwest Airlines Co.	1,555,552

	Total Airlines	1,569,070

Building Products - 0.2%
27,575	American Standard Cos. Inc.	1,283,616
65,151	Masco Corp.	1,998,833

	Total Building Products	3,282,449

Commercial Services & Supplies - 0.7%
33,832	Allied Waste Industries Inc. *	285,880
16,546	Avery Dennison Corp.	866,845
158,199	Cendant Corp.	3,265,227
20,789	Cintas Corp.	853,388
19,837	Equifax Inc.	693,105
18,621	Monster Worldwide Inc. *	571,851
34,455	Pitney Bowes Inc.	1,438,152
32,343	R.R. Donnelley & Sons Co.	1,198,955
25,766	Robert Half International Inc.	917,012

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.7% (continued)
85,000	Waste Management Inc.	$2,431,850

	Total Commercial Services & Supplies	12,522,265

Construction & Engineering - 0.1%
13,165	Fluor Corp.	847,563

Electrical Equipment - 0.5%
25,769	American Power Conversion Corp.	667,417
13,976	Cooper Industries Ltd., Class A Shares	966,300
62,391	Emerson Electric Co.	4,479,674
27,462	Rockwell Automation Inc.	1,452,740

	Total Electrical Equipment	7,566,131

Industrial Conglomerates - 4.3%
115,644	3M Co.	8,483,644
1,601,361	General Electric Co.	53,917,825
20,264	Textron Inc.	1,453,334
305,600	Tyco International Ltd.	8,510,960

	Total Industrial Conglomerates	72,365,763

Machinery - 1.4%
102,262	Caterpillar Inc.	6,007,893
7,085	Cummins Inc.	623,409
35,786	Danaher Corp.	1,926,360
36,519	Deere & Co.	2,234,963
30,494	Dover Corp.	1,243,850
22,344	Eaton Corp.	1,419,961
31,595	Illinois Tool Works Inc.	2,601,216
51,077	Ingersoll-Rand Co., Ltd., Class A Shares	1,952,674
14,062	ITT Industries Inc.	1,597,443
9,244	Navistar International Corp. *	299,783
25,887	PACCAR Inc.	1,757,468
18,859	Pall Corp.	518,623
18,037	Parker Hannifin Corp.	1,159,960

	Total Machinery	23,343,603

Road & Rail - 0.6%
56,538	Burlington Northern Santa Fe Corp.	3,380,973
32,936	CSX Corp.	1,530,865
61,262	Norfolk Southern Corp.	2,484,787
39,813	Union Pacific Corp.	2,854,592

	Total Road & Rail	10,251,217

Trading Companies & Distributors - 0.0%
11,537	W. W. Grainger Inc.	725,908

	TOTAL INDUSTRIALS	185,717,952

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.8%
17,336	ADC Telecommunications Inc. *	396,301
24,201	Andrew Corp. *	269,841
64,204	Avaya Inc. *	661,301
86,279	Ciena Corp. *	227,777
964,887	Cisco Systems Inc. *	17,300,424
30,285	Comverse Technology Inc. *	795,587
222,197	Corning Inc. *	4,295,068
249,058	JDS Uniphase Corp. *	552,909
669,201	Lucent Technologies Inc. *	2,174,903
372,723	Motorola Inc.	8,233,451
246,192	QUALCOMM Inc.	11,017,092
23,113	Scientific-Atlanta Inc.	866,969
67,891	Tellabs Inc. *	714,213

	Total Communications Equipment	47,505,836

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 3.7%
125,276	Apple Computer Inc. *	$6,716,046
361,940	Dell Inc. *	12,378,348
364,033	EMC Corp. *	4,710,587
38,703	Gateway Inc. *	104,498
432,468	Hewlett-Packard Co.	12,628,066
241,058	International Business Machines Corp.	19,337,673
17,894	Lexmark International Inc., Class A Shares *	1,092,429
28,089	NCR Corp. *	896,320
55,517	Network Appliance Inc. *	1,317,973
13,836	QLogic Corp. *	473,191
516,992	Sun Microsystems Inc. *	2,026,609

	Total Computers & Peripherals	61,681,740

Electronic Equipment & Instruments - 0.3%
74,833	Agilent Technologies Inc. *	2,450,781
26,146	Jabil Circuit Inc. *	808,434
21,872	Molex Inc.	583,545
79,894	Sanmina-SCI Corp. *	342,745
148,720	Solectron Corp. *	581,495
37,330	Symbol Technologies Inc.	361,355
12,564	Tektronix Inc.	316,990

	Total Electronic Equipment & Instruments	5,445,345

Internet Software & Services - 0.4%
189,608	Yahoo! Inc. *	6,416,335

IT Services - 1.0%
18,909	Affiliated Computer Services Inc., Class A Shares *	1,032,431
87,637	Automatic Data Processing Inc.	3,771,896
27,750	Computer Sciences Corp. *	1,312,853
21,284	Convergys Corp. *	305,851
78,622	Electronic Data Systems Corp.	1,764,278
116,573	First Data Corp.	4,662,920
28,505	Fiserv Inc. *	1,307,524
50,290	Paychex Inc.	1,864,753
19,834	Sabre Holdings Corp., Class A Shares	402,234
52,351	Unisys Corp. *	347,611

	Total IT Services	16,772,351

Office Electronics - 0.1%
145,420	Xerox Corp. *	1,984,983

Semiconductors & Semiconductor Equipment - 3.3%
60,358	Advanced Micro Devices Inc. *	1,521,022
56,485	Altera Corp. *	1,079,428
56,322	Analog Devices Inc.	2,091,799
244,901	Applied Materials Inc.	4,153,521
44,504	Applied Micro Circuits Corp. *	133,512
42,846	Broadcom Corp., Class A Shares *	2,009,906
61,241	Freescale Semiconductor Inc., Class B Shares *	1,444,063
920,611	Intel Corp.	22,693,061
30,015	KLA-Tencor Corp.	1,463,531
46,394	Linear Technology Corp.	1,743,951
58,448	LSI Logic Corp. *	575,713
49,462	Maxim Integrated Products Inc.	2,109,554
93,198	Micron Technology Inc. *	1,239,533
51,683	National Semiconductor Corp.	1,359,263
20,916	Novellus Systems Inc. *	524,573
25,397	NVIDIA Corp. *	870,609
28,064	PMC-Sierra Inc. *	247,244
30,066	Teradyne Inc. *	496,089
245,337	Texas Instruments Inc.	8,316,924

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 3.3% (continued)
52,941	Xilinx Inc.	$1,474,407

	Total Semiconductors & Semiconductor Equipment	55,547,703

Software - 3.6%
74,264	Adobe Systems Inc.	2,216,781
34,435	Autodesk Inc.	1,599,161
33,059	BMC Software Inc. *	697,545
25,829	Citrix Systems Inc. *	649,341
70,235	Computer Associates International Inc.	1,953,235
58,448	Compuware Corp. *	555,256
45,913	Electronic Arts Inc. *	2,611,991
27,225	Intuit Inc. *	1,219,952
13,248	Mercury Interactive Corp. *	524,621
1,391,719	Microsoft Corp.	35,808,930
56,596	Novell Inc. *	421,640
569,824	Oracle Corp. *	7,060,119
42,063	Parametric Technology Corp. *	293,179
78,942	Siebel Systems Inc.	815,471
180,682	Symantec Corp. *	4,094,254

	Total Software	60,521,476

	TOTAL INFORMATION TECHNOLOGY	255,875,769

MATERIALS - 2.9%
Chemicals - 1.5%
33,356	Air Products & Chemicals Inc.	1,839,250
11,275	Ashland Inc.	622,831
145,617	Dow Chemical Co.	6,067,860
150,352	E.I. du Pont de Nemours & Co.	5,889,288
12,221	Eastman Chemical Co.	574,020
28,063	Ecolab Inc.	896,052
18,078	Engelhard Corp.	504,557
16,387	Hercules Inc. *	200,249
12,411	International Flavors & Fragrances Inc.	442,328
40,576	Monsanto Co.	2,546,144
25,751	PPG Industries Inc.	1,524,202
48,707	Praxair Inc.	2,334,526
21,829	Rohm & Haas Co.	897,827
10,065	Sigma-Aldrich Corp.	644,764

	Total Chemicals	24,983,898

Construction Materials - 0.1%
15,474	Vulcan Materials Co.	1,148,326

Containers & Packaging - 0.2%
16,302	Ball Corp.	598,936
16,273	Bemis Co. Inc.	401,943
22,606	Pactiv Corp. *	396,057
12,351	Sealed Air Corp. *	586,179
16,997	Temple-Inland Inc.	694,327

	Total Containers & Packaging	2,677,442

Metals & Mining - 0.7%
131,549	Alcoa Inc.	3,212,427
12,534	Allegheny Technologies Inc.	388,303
26,766	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,300,560
67,302	Newmont Mining Corp.	3,174,635
23,614	Nucor Corp.	1,392,990
14,665	Phelps Dodge Corp.	1,905,423
17,297	United States Steel Corp.	732,528

	Total Metals & Mining	12,106,866

Paper & Forest Products - 0.4%
39,413	Georgia-Pacific Corp.	1,342,407
74,263	International Paper Co.	2,213,037

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.4% (continued)
16,480	Louisiana-Pacific Corp.	$456,331
27,832	MeadWestvaco Corp.	768,720
37,073	Weyerhaeuser Co.	2,548,769

	Total Paper & Forest Products	7,329,264

	TOTAL MATERIALS	48,245,796

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
120,994	AT&T Corp.	2,395,681
276,721	BellSouth Corp.	7,277,762
19,584	CenturyTel Inc.	685,048
51,999	Citizens Communications Co.	704,587
229,092	Qwest Communications International Inc. *	939,277
498,725	SBC Communications Inc.	11,954,438
417,901	Verizon Communications Inc.	13,661,184

	Total Diversified Telecommunication Services	37,617,977

Wireless Telecommunication Services - 0.9%
57,702	ALLTEL Corp.	3,756,977
442,916	Sprint Nextel Corp.	10,532,543

	Total Wireless Telecommunication Services	14,289,520

	TOTAL TELECOMMUNICATION SERVICES	51,907,497

UTILITIES - 3.6%
Electric Utilities - 1.7%
24,719	Allegheny Energy Inc. *	759,368
59,222	American Electric Power Co. Inc.	2,351,113
29,908	Cinergy Corp.	1,328,214
49,093	Edison International	2,321,117
31,364	Entergy Corp.	2,330,973
101,397	Exelon Corp.	5,418,656
49,718	FirstEnergy Corp.	2,591,302
59,510	FPL Group Inc.	2,832,676
14,751	Pinnacle West Capital Corp.	650,224
57,519	PPL Corp.	1,859,589
37,847	Progress Energy Inc.	1,693,653
112,715	Southern Co.	4,030,688

	Total Electric Utilities	28,167,573

Gas Utilities - 0.0%
6,824	Nicor Inc.	286,813
5,956	Peoples Energy Corp.	234,547

	Total Gas Utilities	521,360

Independent Power Producers & Energy Traders - 0.7%
98,864	AES Corp. *	1,624,336
87,607	Calpine Corp. *	226,902
26,965	Constellation Energy Group Inc.	1,661,044
139,835	Duke Energy Corp.	4,078,987
42,599	Dynegy Inc., Class A Shares *	200,641
36,292	TXU Corp.	4,096,641

	Total Independent Power Producers & Energy Traders	11,888,551

Multi-Utilities - 1.2%
30,906	Ameren Corp.	1,653,162
46,427	CenterPoint Energy Inc.	690,369
32,868	CMS Energy Corp. *	540,679
36,847	Consolidated Edison Inc.	1,788,922
51,511	Dominion Resources Inc.	4,437,158
26,920	DTE Energy Co.	1,234,551
26,228	KeySpan Corp.	964,666
40,925	NiSource Inc.	992,431

See Notes to Schedule of Investments.

EQUITY INDEX PORTFOLIO Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Multi-Utilities 1.2% (continued)
56,362	PG&E Corp.	$2,212,209
36,150	Public Service Enterprise Group Inc.	2,326,614
38,570	Sempra Energy	1,815,104
31,559	TECO Energy Inc.	568,693
60,774	Xcel Energy Inc.	1,191,778

	Total Multi-Utilities	20,416,336

	TOTAL UTILITIES	60,993,820

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,594,765,279)	1,672,813,578

FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.8%
$13,693,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch & Co., Inc., 3.810% due 10/3/05, Proceeds at maturity - $13,697,348; (Fully collateralized by U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $13,966,931) (Cost - $13,693,000)	13,693,000

U.S. Government Obligation - 0.1%
1,500,000	U.S. Treasury Bills, 3.400% due 12/15/05 (c) (Cost - $1,489,734)	1,490,181

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,182,734)	15,183,181

	TOTAL INVESTMENTS - 100.6% (Cost - $1,609,948,013#)	1,687,996,759

	Liabilities in Excess of Other Assets - (0.6)%	(10,652,815)

	TOTAL NET ASSETS - 100.0%	$1,677,343,944

*	Non-income producing security.

(a)	Citigroup Inc. was the parent company of TIMCO Asset Management, Inc., the Fund’s investment advisor, as of September 30, 2005.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 1.5%
370	Ctrip.com International Ltd., ADR	$23,710
3,950	McDonald’s Corp.	132,285
200	Station Casinos Inc.	13,272

	Total Hotels, Restaurants & Leisure	169,267

Household Durables - 0.9%
4,660	Newell Rubbermaid Inc.	105,549

Media - 5.0%
2,682	Comcast Corp., Class A Shares *	78,797
3,540	EchoStar Communications Corp., Class A Shares *	104,678
8,737	Liberty Media Corp., Class A Shares *	70,333
9,420	News Corp., Class B Shares	155,430
8,450	Time Warner Inc.	153,029

	Total Media	562,267

Specialty Retail - 2.9%
4,990	Best Buy Co. Inc.	217,215
4,760	Staples Inc.	101,483

	Total Specialty Retail	318,698

	TOTAL CONSUMER DISCRETIONARY	1,155,781

CONSUMER STAPLES - 10.4%
Beverages - 2.0%
3,920	PepsiCo Inc.	222,303

Food & Staples Retailing - 1.4%
3,560	Wal-Mart Stores Inc.	155,999

Food Products - 3.6%
4,260	Kellogg Co.	196,514
2,560	McCormick & Co. Inc., Non Voting Shares	83,533
6,560	Sara Lee Corp.	124,312

	Total Food Products	404,359

Household Products - 2.6%
2,010	Kimberly-Clark Corp.	119,655
2,970	Procter & Gamble Co.	176,596

	Total Household Products	296,251

Tobacco - 0.8%
1,170	Altria Group Inc.	86,241

	TOTAL CONSUMER STAPLES	1,165,153

ENERGY - 10.0%
Energy Equipment & Services - 1.7%
1,890	ENSCO International Inc.	88,055
2,240	GlobalSantaFe Corp.	102,189

	Total Energy Equipment & Services	190,244

Oil, Gas & Consumable Fuels - 8.3%
1,470	Burlington Resources Inc.	119,540
4,690	Exxon Mobil Corp.	298,003
3,660	Nexen Inc.	174,436
1,350	Suncor Energy Inc.	81,715
1,840	Total SA, Sponsored ADR	249,909

	Total Oil, Gas & Consumable Fuels	923,603

	TOTAL ENERGY	1,113,847

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 19.6%
Capital Markets - 4.1%
1,520	Goldman Sachs Group Inc.	$184,802
740	Legg Mason Inc.	81,171
3,030	Merrill Lynch & Co. Inc.	185,890

	Total Capital Markets	451,863

Commercial Banks - 6.2%
4,856	Bank of America Corp.	204,438
1,850	Comerica Inc.	108,965
2,400	Wachovia Corp.	114,216
4,560	Wells Fargo & Co.	267,079

	Total Commercial Banks	694,698

Consumer Finance - 2.6%
2,640	American Express Co.	151,642
1,670	Capital One Financial Corp.	132,798

	Total Consumer Finance	284,440

Diversified Financial Services - 1.9%
6,225	JPMorgan Chase & Co.	211,214

Insurance - 3.8%
1,820	AFLAC Inc.	82,446
2,510	American International Group Inc.	155,520
1	Berkshire Hathaway Inc., Class A Shares *	82,000
1,180	Chubb Corp.	105,669

	Total Insurance	425,635

Thrifts & Mortgage Finance - 1.0%
1,960	Golden West Financial Corp.	116,404

	TOTAL FINANCIALS	2,184,254

HEALTH CARE - 11.3%
Biotechnology - 1.7%
2,328	Amgen Inc. *	185,472

Health Care Equipment & Supplies - 0.6%
1,060	Zimmer Holdings Inc. *	73,023

Health Care Providers & Services - 4.2%
1,440	Coventry Health Care Inc. *	123,869
3,270	UnitedHealth Group Inc.	183,774
2,210	WellPoint Inc. *	167,562

	Total Health Care Providers & Services	475,205

Pharmaceuticals - 4.8%
2,980	Pfizer Inc.	74,411
4,310	Sanofi-Aventis, ADR	179,081
1,860	Sepracor Inc. *	109,721
5,100	Teva Pharmaceutical Industries Ltd., Sponsored ADR	170,442

	Total Pharmaceuticals	533,655

	TOTAL HEALTH CARE	1,267,355

INDUSTRIALS - 10.1%
Aerospace & Defense - 4.4%
4,870	Boeing Co.	330,916
4,230	Raytheon Co.	160,825

	Total Aerospace & Defense	491,741

Building Products - 1.2%
2,840	American Standard Cos. Inc.	132,202

Industrial Conglomerates - 4.5%
11,960	General Electric Co.	402,693

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 4.5% (continued)
1,350	Textron Inc.	$96,822

	Total Industrial Conglomerates	499,515

	TOTAL INDUSTRIALS	1,123,458

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.2%
5,783	ADC Telecommunications Inc. *	132,199

Computers & Peripherals - 2.3%
4,340	Dell Inc. *	148,428
1,290	International Business Machines Corp.	103,484

	Total Computers & Peripherals	251,912

Electronic Equipment & Instruments - 0.2%
1,670	Dolby Laboratories Inc., Class A Shares *	26,720

Internet Software & Services - 1.1%
1,040	SINA Corp. *	28,600
2,840	Yahoo! Inc. *	96,106

	Total Internet Software & Services	124,706

IT Services - 1.1%
3,230	Paychex Inc.	119,768

Semiconductors & Semiconductor Equipment - 5.0%
6,450	Applied Materials Inc.	109,392
4,650	ASML Holding NV, NY Registered Shares *	76,771
4,200	Intel Corp.	103,530
3,720	Maxim Integrated Products Inc.	158,658
3,900	Xilinx Inc.	108,615

	Total Semiconductors & Semiconductor Equipment	556,966

Software - 5.4%
2,850	Cognos Inc. *	110,950
2,030	Electronic Arts Inc. *	115,487
14,820	Microsoft Corp.	381,319

	Total Software	607,756

	TOTAL INFORMATION TECHNOLOGY	1,820,027

MATERIALS - 4.8%
Chemicals - 2.1%
3,190	E.I. du Pont de Nemours & Co.	124,952
3,300	Ecolab Inc.	105,369

	Total Chemicals	230,321

Metals & Mining - 2.7%
10,420	Barrick Gold Corp.	302,701

	TOTAL MATERIALS	533,022

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
880	ALLTEL Corp.	57,297
9,932	Sprint Nextel Corp.	236,183

	TOTAL TELECOMMUNICATION SERVICES	293,480

UTILITIES - 1.3%
Multi-Utilities - 1.3%
3,030	Sempra Energy	142,592

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $8,850,467)	10,798,969

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
$279,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $279,090; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $284,580) (Cost - $279,000)	$279,000

	TOTAL INVESTMENTS - 99.2% (Cost - $9,129,467#)	11,077,969
	Other Assets in Excess of Liabilities - 0.8%	89,161

	TOTAL NET ASSETS - 100.0%	$11,167,130

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 15.3%
Media - 15.1%
48,820	Cablevision Systems Corp., New York Group, Class A Shares *	$1,497,309
4,117	Comcast Corp., Class A Shares *	120,957
76,025	Comcast Corp., Special Class A Shares *	2,187,999
11,540	Discovery Holding Co., Class A Shares *	166,638
2,730	Liberty Global Inc., Class A Shares *	73,928
2,730	Liberty Global Inc., Series C Shares *	70,298
125,400	Liberty Media Corp., Class A Shares *	1,009,470
120,200	Time Warner Inc.	2,176,822
9,653	Viacom Inc., Class B Shares	318,646
38,000	Walt Disney Co.	916,940
5,600	World Wrestling Entertainment Inc.	72,800

	Total Media	8,611,807

Specialty Retail - 0.2%
9,700	Charming Shoppes Inc. *	103,499

	TOTAL CONSUMER DISCRETIONARY	8,715,306

ENERGY - 12.3%
Energy Equipment & Services - 6.9%
7,600	Core Laboratories NV *	245,176
27,650	Grant Prideco Inc. *	1,123,973
37,250	Weatherford International Ltd. *	2,557,585

	Total Energy Equipment & Services	3,926,734

Oil, Gas & Consumable Fuels - 5.4%
32,300	Anadarko Petroleum Corp.	3,092,725
255	Bill Barrett Corp. *	9,389

	Total Oil, Gas & Consumable Fuels	3,102,114

	TOTAL ENERGY	7,028,848

EXCHANGE TRADED FUND - 1.9%
Exchange Traded - 1.9%
26,600	Nasdaq-100 Index Tracking Stock	1,049,636

FINANCIALS - 9.6%
Capital Markets - 8.7%
3,900	Cohen & Steers Inc.	78,000
24,550	Lehman Brothers Holdings Inc.	2,859,584
33,300	Merrill Lynch & Co. Inc.	2,042,955

	Total Capital Markets	4,980,539

Diversified Financial Services - 0.4%
4,500	CIT Group Inc.	203,310

Thrifts & Mortgage Finance - 0.5%
17,849	New York Community Bancorp Inc.	292,724

	TOTAL FINANCIALS	5,476,573

HEALTH CARE - 32.7%
Biotechnology - 20.2%
6,420	Alkermes Inc. *	107,856
36,900	Amgen Inc. *	2,939,823
44,850	Biogen Idec Inc. *	1,770,678
2,600	CancerVax Corp. *	8,944
48,175	Chiron Corp. *	2,101,393
5,300	Genentech Inc. *	446,313
37,448	Genzyme Corp. *	2,682,775
28,428	ImClone Systems Inc. *	894,061
8,200	Isis Pharmaceuticals Inc. *	41,410
33,546	Millennium Pharmaceuticals Inc. *	312,984
4,800	Nabi Biopharmaceuticals *	62,880
4,860	Nanogen Inc. *	15,601

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Biotechnology - 20.2% (continued)
6,410	Vertex Pharmaceuticals Inc. *	$143,263
1,265	ViaCell Inc. *	7,337

	Total Biotechnology	11,535,318

Health Care Equipment & Supplies - 0.4%
3,400	Biosite Inc. *	210,324

Health Care Providers & Services - 5.0%
50,520	UnitedHealth Group Inc.	2,839,224

Pharmaceuticals - 7.1%
58,080	Forest Laboratories Inc. *	2,263,377
13,100	Johnson & Johnson	828,968
24,900	King Pharmaceuticals Inc. *	382,962
3,500	Pfizer Inc.	87,395
6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	215,292
14,000	Valeant Pharmaceuticals International	281,120

	Total Pharmaceuticals	4,059,114

	TOTAL HEALTH CARE	18,643,980

INDUSTRIALS - 7.2%
Aerospace & Defense - 3.0%
21,600	L-3 Communications Holdings Inc.	1,707,912

Industrial Conglomerates - 3.1%
63,634	Tyco International Ltd.	1,772,207

Machinery - 1.1%
22,500	Pall Corp.	618,750

	TOTAL INDUSTRIALS	4,098,869

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.5%
14,700	C-COR Inc. *	99,225
47,300	Motorola Inc.	1,044,857
16,400	Nokia Oyj, Sponsored ADR	277,324

	Total Communications Equipment	1,421,406

Computers & Peripherals - 2.1%
3,500	LaserCard Corp. *	31,045
48,162	Maxtor Corp. *	211,913
31,500	Quantum Corp. *	97,335
18,100	SanDisk Corp. *	873,325

	Total Computers & Peripherals	1,213,618

Electronic Equipment & Instruments - 0.3%
5,750	Excel Technology Inc. *	147,717

Semiconductors & Semiconductor Equipment - 7.0%
20,000	Broadcom Corp., Class A Shares *	938,200
6,500	Cirrus Logic Inc. *	49,335
7,400	Cree Inc. *	185,148
6,700	DSP Group Inc. *	171,922
4,173	Freescale Semiconductor Inc., Class B Shares *	98,399
23,725	Intel Corp.	584,821
107,555	Micron Technology Inc. *	1,430,482
16,200	RF Micro Devices Inc. *	91,530
5,400	Standard Microsystems Corp. *	161,514
17,600	Teradyne Inc. *	290,400

	Total Semiconductors & Semiconductor Equipment	4,001,751

Software - 1.3%
5,800	Advent Software Inc. *	156,252
8,800	Autodesk Inc.	408,672
3,800	Microsoft Corp.	97,774

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Software - 1.3% (continued)
4,300	RSA Security Inc. *	$54,653

	Total Software	717,351

	TOTAL INFORMATION TECHNOLOGY	7,501,843

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
3,100	AT&T Corp.	61,380

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $46,438,825)	52,576,435

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.9%
Repurchase Agreements - 7.9%
$2,000,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05; Proceeds at maturity - $2,000,625; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market Value - $2,046,754)	2,000,000
1,000,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05; Proceeds at maturity - $1,000,321; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $1,020,001)	1,000,000
1,468,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch & Co., Inc., 3.810% due 10/3/05; Proceeds at maturity - $1,468,466; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $1,497,368)	1,468,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,468,000)	4,468,000

	TOTAL INVESTMENTS - 100.2% (Cost - $50,906,825#)	57,044,435
	Liabilities in Excess of Other Assets - (0.2)%	(88,683)

	TOTAL NET ASSETS - 100.0%	$56,955,752

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio “), Equity Index Portfolio (“Equity Index Portfolio”), Salomon Brothers Variable Growth & Income Fund (“Growth & Income Fund”) and Salomon Brothers Variable Aggressive Growth Fund (“Aggressive Growth Fund”) (“Funds”) are separate diversified investment funds of The Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(f) Credit and Market Risk. Certain Funds may invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Diversified Strategic Income Portfolio	$2,400,535	$(1,529,818)	$870,717
Equity Index Portfolio	313,486,804	(235,438,058)	78,048,746
Growth & Income Fund	2,156,390	(207,888)	1,948,502
Aggressive Growth Fund	10,650,109	(4,512,499)	6,137,610

At September 30, 2005, the Funds had the following open futures contracts:

Diversified Strategic Income Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	11	12/05	$2,266,321	$2,264,797	$(1,524)

Contracts to Sell:
U.S. Treasury 5 Year Notes U.S. Treasury 10 Year Notes	4 7	12/05 12/05	432,548 774,131	427,437 769,453	5,111 4,678

Net Unrealized Gain on Open Futures Contracts					$8,265

Equity Index Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
S&P 500 Futures	17	12/05	$5,288,411	$5,245,775	$(42,636)

During the period ended September 30, 2005, Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $300,556,805.

At September 30, 2005, Diversified Strategic Income Portfolio had outstanding mortgage dollar rolls with a total cost of $37,795,499.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	November 28, 2005